Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable and Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities are comprised of current trade payables and accrued expenses due to third parties. There were no amounts due to related parties as at December 31, 2017 or December 31, 2016.
The Company’s exposure to currency and liquidity risk related to trade and other payables is disclosed in Note 7, Financial Instruments and Risk.